Share-based compensation - IPO Related One-Time Award Package (Details)	Jan. 20, 2021 EquityInstruments Options person tranche $ / shares shares
Alignment Grant
Share-based compensation
Annual vesting percentage	25.00%
Number of shares per option | shares	1
Exercisable term	10 years
Number of different tranches | tranche	3
Number of options granted | Options	6,478,761
Number of key management members | person	21
Weighted average share price | $ / shares	$ 31
Restoration Grant
Share-based compensation
Number of shares convertible per other equity instrument | shares	1
Percentage of granted phantom shares that can be transferred after conversion at any time after the second anniversary of the grant date	25.00%
Percentage of granted phantom shares that can be transferred after conversion if certain conditions are met or at the fourth anniversary	75.00%
Exercisable term	10 years
Number granted | EquityInstruments	1,875,677
Number of key management members | person	21
Weighted average share price | $ / shares	$ 31